iShares®

PROSPECTUS | AUGUST 1, 2005 (as revised August 24, 2005)

iSHARES NASDAQ BIOTECHNOLOGY INDEX FUND

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

iShares®

iShares Trust

The iShares Trust consists of over 70 separate investment portfolios called “Funds.” The Fund described in this Prospectus seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the NASDAQ Biotechnology Index, an equity market index compiled by the Nasdaq Stock Market, Inc.® (the “Index Provider”). This Prospectus relates solely to the iShares Nasdaq Biotechnology Index Fund. Barclays Global Fund Advisors (“BGFA”) is the investment adviser to the Fund.

iShares Trust (the “Trust”) is a registered investment company. The shares of the Trust are listed and traded at market prices on national securities exchanges, such as the American Stock Exchange. Market prices for the Fund’s shares may be different from its net asset value per share (“NAV”). The Fund has its own CUSIP number and exchange trading symbol.

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof (“Creation Units”). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units.

Except when aggregated in Creation Units, shares of the Fund are not redeemable securities.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Prospectus dated August 1, 2005

(as revised August 24, 2005)

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Overview

Introduction

This Prospectus provides the information you need to make an informed decision about investing in the iShares® Funds. It contains important facts about the Trust as a whole and the iShares Nasdaq Biotechnology Index Fund in particular.

An index is a group of securities that an Index Provider selects as representative of a market, market segment or specific industry sector. The Index Provider determines the relative weightings of the securities in the index and publishes information regarding the market value of the index.

The Fund is an “index fund” that seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index (its “Underlying Index”). The Fund’s Underlying Index, the NASDAQ Biotechnology Index, was developed by The Nasdaq Stock Market, Inc.® The NASDAQ Stock Market calculates and disseminates various indices including the NASDAQ Composite®. The NASDAQ Biotechnology Index contains securities of NASDAQ listed companies that are classified according to the FTSETM Global Classification System as either biotechnology or pharmaceutical which also meet other eligibility criteria.

BGFA, the investment adviser to the Fund, is a subsidiary of Barclays Global Investors, N.A. (“BGI”). BGFA and its affiliates are not affiliated with The Nasdaq Stock Market, Inc.®

® iShares is a registered trademark of Barclays Global Investors, N.A.

Overview

iShares Nasdaq Biotechnology Index Fund

Cusip: 464287556

Trading Symbol: IBB

Underlying Index: NASDAQ Biotechnology Index®

Investment Objective

The iShares Nasdaq Biotechnology Index Fund® seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the NASDAQ Biotechnology Index® (the “Index”).* The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategy

BGFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the markets it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. BGFA does not make any judgments about the investment merit of a particular security, nor does it attempt to apply any economic, financial or market analysis.

Indexing may eliminate some of the risks of active management, such as poor security selection. Indexing may also help increase after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

The Fund will invest at least 90% of its assets in the securities of the Index or in American Depositary Receipts (“ADRs”), or other depositary receipts representing securities in the Index. The Fund may invest up to 10% of its assets in securities not included in the Index. For example, the Fund may invest in securities not included in the Index in order to reflect various corporate actions (such as mergers) and other changes in the Index (such as reconstitutions, additions and deletions). The Fund also may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Index, as well as cash and cash equivalents, including shares of money market funds affiliated with BGFA.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Description of the NASDAQ Biotechnology Index

The Index contains securities of NASDAQ® listed companies that are classified according to the FTSETM Global Classification System as either biotechnology or pharmaceutical which also meet other eligibility criteria. The Index is one of eight sub-indices of the NASDAQ Composite®, which measures all common stocks listed on The NASDAQ Stock Market, Inc.®

Representative Sampling

BGFA uses a Representative Sampling indexing strategy to manage the Fund. “Representative Sampling” is investing in a representative sample of securities in the NASDAQ Biotechnology Index®, which have a similar investment profile as the NASDAQ Biotechnology Index®. Securities selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the NASDAQ Biotechnology Index®. This means that the Fund generally will not hold all of the securities that are included in the NASDAQ Biotechnology Index®.

*	“The Nasdaq Stock Market, Inc.®”, “NASDAQ Biotechnology®”, “NASDAQ Biotechnology Index®” and the “NASDAQ Composite®” are trademarks of the NASDAQ Stock Market, Inc. and have been licensed for use for certain purposes by BGI. The iShares Nasdaq Biotechnology Index Fund is not sponsored, endorsed, sold or promoted by the NASDAQ Stock Market, Inc. and the NASDAQ Stock Market, Inc. makes no representations regarding the advisability of investing shares of the Trust.

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Correlation

An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and the NASDAQ Biotechnology Index® may vary somewhat due to transaction costs, market impact, corporate actions (such as mergers and spin-offs) and timing variances.

BGFA expects that, over time, the correlation between the Fund’s performance and that of the NASDAQ Biotechnology Index®, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. Any correlation figure that is less than 100% is called “tracking error.” A Fund using a Representative Sampling indexing strategy can be expected to have a greater tracking error than a fund using a Replication indexing strategy. Replication is an indexing strategy in which a Fund invests in substantially all of the securities in its Underlying Index in approximately the same proportion as in the Underlying Index.

Industry Concentration Policy

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on May 31, 2005, the Index was concentrated in the healthcare sector, which comprised 100% of its market capitalization (based on the composition of the Index).

Principal Risk Factors

The Fund is subject to the principal risks described below. Some or all of these risks may adversely affect the Fund’s NAV, trading price, yield, total return and/or its ability to meet its objectives.

■	Market Risk: The Fund’s NAV will react to securities markets movements. You could lose money over short periods due to fluctuation in the Fund’s NAV in response to market movements, and over longer periods during market downturns.

■	Trading Risk: While the creation/redemption feature is designed to make it likely that shares will trade close to their NAV, disruptions to creations and redemptions may result in trading prices that differ significantly from NAV.

■	Asset Class Risk: The returns from the types of securities in which the Fund invests may underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of out-performance and underperformance in comparison to the general securities markets.

■	Tracking Error Risk: Imperfect correlation between the Fund’s securities and those in its Underlying Index, rounding of prices, changes to the Underlying Index and regulatory policies may cause the Fund’s performance to not match the performance of its Underlying Index. This is called “tracking error”. Tracking error may also result because the Fund incurs fees and expenses while its Underlying Index does not incur such expenses.

■	Management Risk: Because the Fund does not fully replicate its Underlying Index and may hold securities not included in its Underlying Index, the Fund is subject to management risk. This is the risk that BGFA’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

■	Market Trading Risks:

■	Absence of Prior Active Market: Although shares of the Fund are listed for trading on national securities exchanges and are listed and traded on other U.S. and foreign exchanges, there can be no assurance that an active trading market for shares of the Fund will develop or be maintained.

■

Lack of Market Liquidity: Secondary market trading in Fund shares may be halted by a national securities exchange because of market conditions or for other reasons by a national securities exchange. In addition, trading in Fund shares is subject to trading halts caused by extraordinary

iShares Nasdaq Biotechnology Index Fund

market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of the Fund will continue to be met or will remain unchanged.

■	Shares of the Fund May Trade at Prices Other Than NAV: Shares of the Fund may trade at, above or below their NAV. The per share NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The trading prices of the Fund’s shares will fluctuate in accordance with changes in their NAVs as well as market supply and demand. However, given that shares can be created and redeemed only in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs), BGFA believes that large discounts or premiums to the NAV of the Fund’s shares should not be sustained.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally may invest a larger percentage of its assets in the securities of a smaller number of issuers. As a result, the Fund may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments and sectors.

■	Companies in the biotechnology industry spend heavily on research and development and their products or services may not prove commercially successful or may become obsolete quickly.

■	The biotechnology industry may be subject to greater governmental regulation than other industries and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on this industry.

■	Companies in the biotechnology industry are subject to risks of new technologies and competitive pressures.

■	Companies in the biotechnology industry are heavily dependent on patents and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Passive Investments

The Fund is not actively managed. The Fund may be affected by a general decline in the U.S. or foreign market segments relating to the Underlying Index. The Fund invests in the securities included, or representative of, in the Underlying Index regardless of their investment merit. BGFA does not attempt to take defensive positions in declining markets.

Lack of Governmental Insurance or Guarantee

An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Concentration

If the Underlying Index of the Fund concentrates in a particular industry, group of industries or sector, the Fund may be adversely affected by the performance of those securities and may be subject to price volatility. In addition, the Fund concentrates its investments in the biotechnology industry and it therefore, may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry.

Derivatives

A derivative is a financial contract the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. The Fund may invest in stock index future contracts and

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other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities.

Portfolio Holdings Information

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”).

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

The Fund’s total return for the six months ended June 30, 2005 was –10.10%. The best calendar quarter return during the period shown above was 31.16% in the 2nd quarter of 2003; the worst was –34.06% in the 2nd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2004)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	4.38%	(6.90)%
Return After Taxes on Distributions[2]	4.38%	(6.90)%
Return After Taxes on Distributions and Sale of Fund Shares[2]	2.84%	(5.77)%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	6.13%	(6.43)%

1	Inception date: 2/5/2001.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares Nasdaq Biotechnology Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.50%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.50%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$51	$160	$280	$628

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $350 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2005 was $3,329,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $350 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $3,329,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $17,718 if the Creation Unit is redeemed after one year, $54,085 if the Creation Unit is redeemed after three years, $93,799 if the Creation Unit is redeemed after five years, and $209,817 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

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Management

Investment Adviser

As investment adviser, BGFA has overall responsibility for the general management and administration of the Trust. BGFA provides an investment program for the Fund and manages the investment of its assets. BGFA uses teams of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages BGFA’s extensive resources. BGFA also arranges for transfer agency, custody, fund administration and all other non-distribution related services necessary for the Fund to operate.

Under the Investment Advisory Agreement, BGFA is responsible for all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense and taxes, brokerage expenses, distribution fees or expenses, and extraordinary expenses.

For the fiscal year ended March 31, 2005, BGFA received management fees from the Fund based on the percentage of the Fund’s average daily net assets, as shown in the following table:

Name of Fund	Management Fee
iShares Nasdaq Biotechnology Index Fund	0.50%

BGFA is located at 45 Fremont Street, San Francisco, CA 94105. It is a wholly owned subsidiary of BGI, which in turn is an indirect subsidiary of Barclays Bank PLC. As of May 31, 2005, BGI and its affiliates, including BGFA, provided investment advisory services for assets in excess of $1.3 trillion. BGI, BGFA, Barclays Global Investors Services, Barclays Bank PLC and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Fund may also invest.

Portfolio Managers

Ed Corallo and Patrick O’Connor (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of their team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities, but each Portfolio manager has appropriate limitations on his or her authority for risk management and compliance purposes.

Ed Corallo is an employee of BGFA and BGI and has been primarily responsible for the day-to-day management of the Fund since the Fund’s inception. Prior to that time, Mr. Corallo was a portfolio manager with BGFA and BGI for approximately the past six years.

Patrick O’Connor is an employee of BGFA and BGI and has been primarily responsible for the day-to-day management of the Fund since the Fund’s inception. Prior to that time, Mr. O’Connor was a portfolio manager with BGFA and BGI for approximately the past six years.

The Fund’s SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of shares in the Fund.

Administrator, Custodian and Transfer Agent

Investors Bank & Trust Company (“Investors Bank”) is the administrator, custodian and transfer agent for the Fund.

Management

Shareholder Information

Additional shareholder information, including how to buy and sell shares of the Fund, is available free of charge by calling toll-free: 1-800-iShares or visiting our website at www.iShares.com.

Buying and Selling Shares

Shares of the Fund trade on national securities exchanges and elsewhere during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. There is no minimum investment. When buying or selling shares of the Fund through a broker, you will incur customary brokerage commissions and charges.

Shares of the Fund may be acquired or redeemed directly from the Fund only in Creation Units or multiples thereof, as discussed in the Creations and Redemptions section. Once created, shares of the Fund generally trade in the secondary market in amounts less than a Creation Unit.

The Board of Trustees has adopted a policy of not monitoring for frequent purchases and redemptions of Fund shares (“frequent trading”) that appear to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of a Fund’s portfolio securities after the close of the primary markets for the Fund’s portfolio securities and the reflection of that change in the Fund’s NAV (“market timing”), because the Fund sells and redeems its shares directly through transactions that are in-kind and/or for cash, with a deadline for placing cash-related transactions no later than the close of the primary markets for the Fund’s portfolio securities. The Board of Trustees has not adopted a policy of monitoring for other frequent trading activity because shares of the Fund are listed and traded on national securities exchanges.

Shares of the Fund trade under the trading symbol listed in this Prospectus.

The Fund is listed on the American Stock Exchange (the “AMEX”). The AMEX is open Monday through Friday and is closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Section 12(d)(1) of the Investment Company Act of 1940 restricts investments by registered investment companies in the securities of other investment companies, including shares of the Trust. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in section 12(d)(1), subject to certain terms and conditions set forth in a SEC exemptive order issued to the iShares Funds, including that such investment companies enter into an agreement with the Fund.

Book Entry

Shares of the Fund are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee, is the record owner of all outstanding shares of the Fund and is recognized as the owner of all shares for all purposes.

Investors owning shares of the Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Fund. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” form.

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Share Prices

The trading prices of shares in the secondary market may differ in varying degrees from their daily NAVs and can be affected by market forces such as supply and demand, economic conditions and other factors.

The approximate value of shares of the Fund is disseminated every fifteen seconds throughout the trading day by the AMEX or by other information providers, such as Bloomberg. This approximate value should not be viewed as a “real-time” update of the NAV, because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The approximate value generally is determined by using both current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Funds. The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate value and makes no warranty as to its accuracy.

Determination of Net Asset Value

Investors Bank calculates the NAV for each Fund as of the close of regular trading (normally 4:00 p.m. Eastern time) every day that the national securities exchange is open for trading. The NAV of each Fund is calculated by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent. In calculating a Fund’s NAV, a Fund’s investments are generally valued using market valuations. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees. The frequency with which a Fund’s investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the Fund invests pursuant to its investment objective, strategies and limitations.

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s NAV is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

Because foreign markets may be open on different days than the days during which a shareholder may purchase a Fund’s shares, the value of the Fund’s investments may change on days when shareholders are not able to purchase the Fund’s shares.

The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by BGFA as investment adviser.

Shareholder Information

Dividends and Distributions

The Fund pays out dividends to investors at least annually. The Fund distributes its net capital gains, if any, to investors annually.

Taxes

As with any investment, you should consider how your investment in shares of the Fund will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of the Fund.

Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

■	The Fund makes distributions, and

■	You sell shares.

Taxes on Distributions

Distributions from the Fund’s net investment income (other than qualified dividend income), including distributions out of the Fund’s net short-term capital gains, if any, and distributions of income from securities lending, are taxable to you as ordinary income. Distributions by the Fund of net long-term capital gains in excess of net short-term capital losses (capital gain dividends) are taxable to you as long-term capital gains, regardless of how long you have held a Fund’s shares. Distributions by a Fund that qualify as qualified dividend income are taxable to you at long-term capital gain rates. Under current law, the taxation of qualified dividend income at long-term capital gain rates will no longer apply for taxable years beginning after December 31, 2008. In order for a distribution by the Fund to be treated as qualified dividend income, a Fund must meet holding period and other requirements with respect to its dividend paying stocks and you must meet holding period requirements and other requirements with respect to the Fund’s shares. In general, your distributions are subject to federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, the Fund’s ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies, provided, however, that for taxable years of the Fund beginning after December 31, 2004, but not beginning after December 31, 2007, interest related dividends and short-term capital gain dividends generally will not be subject to such U.S. withholding tax.

If you are a resident or a citizen of the United States, by law, back-up withholding will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.

Taxes When Shares are Sold

Currently, any capital gain or loss realized upon a sale of shares is generally treated as a long-term gain or loss if shares have been held for more than one year and as short-term capital gain or loss if shares have been held for one year or less. However, any loss on the sale of shares you have held for 6 months or less will be treated as long-term capital loss to the extent of any capital gain dividends you have received with respect to such shares.

The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of shares. Consult your personal tax adviser about the potential tax consequences of an investment in shares of the Fund under all applicable tax laws.

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Creations and Redemptions

The shares that trade in the secondary market are “created” at NAV by market makers, large investors and institutions only in block-size Creation Units of 50,000 shares or multiples thereof. Each “creator” enters into an authorized participant agreement with SEI Investments Distribution Co. (“SEI”), the Fund’s distributor, and deposits into the Fund a portfolio of securities closely approximating the holdings of the Fund and a specified amount of cash in exchange for a specified number of Creation Units.

Similarly, shares can only be redeemed in a specified number of Creation Units, principally in-kind for a portfolio of securities held by the Fund and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in a form described in the authorized participant agreement.

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant, and in each case, must have executed an agreement with SEI with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the SAI.

Because new shares may be created and issued on an ongoing basis, at any point during the life of the Fund, a “distribution,” as such term is used in the Securities Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus-delivery and liability provisions of the Securities Act. Nonetheless, any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not “underwriters,” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national securities exchange.

Transaction Fees

The Fund will impose a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of shares. Purchasers and redeemers of Creation Units of shares for cash are required to pay an additional variable charge to compensate for brokerage and market impact expenses. The standard creation and redemption transaction fees for creations and redemptions in kind for the Fund are discussed below. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The fee is a single charge and will be the amount indicated below regardless of the number of Creation Units purchased by an investor on the same day. BGFA may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units, and other financial institutions for administrative or marketing services. Similarly, the standard redemption transaction fee will be the amount indicated regardless of the number of Creation Units redeemed that day. The standard creation and redemption transaction fees for creations and redemptions made through DTC and made for cash (when cash creations and redemptions are available or specified) will also be subject to an additional variable charge of up to a maximum of four times the amount shown below under “Maximum Creation/Redemption Transaction Fee.” In addition, purchasers of shares in Creation Units are responsible for payment of the costs of transferring the securities to the Fund. Redeemers of shares in Creation Units are responsible for the costs of transferring the securities from the Fund. Investors who use the services of a broker or other such intermediary may pay fees for such

Shareholder Information

services. The following table also shows, as of May 31, 2005, the approximate value of one Creation Unit of the Fund, including the standard creation and redemption transaction fee.

Name of Fund	Approximate Value of a Creation Unit	Standard Creation/ Redemption Transaction Fee	Maximum Creation/ Redemption Transaction Fee
iShares Nasdaq Biotechnology Index Fund	$3,329,000	$350	$1,400

Householding

Householding is an option available to certain investors of the iShares Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the iShares Funds is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

i  Shares

Distribution

SEI Investments Distribution Co. (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Trust. The Distributor’s principal address is 1 Freedom Valley Drive, Oaks, PA 19456.

The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund.

Financial Highlights

The financial highlights tables are intended to help investors understand the Fund’s financial performance. Certain information reflects financial results for a single share of the Fund. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP whose report is included along with the Fund’s financial statements in the Annual Report (available upon request).

Shareholder Information

iShares® Trust

Financial Highlights

(For a share outstanding throughout each period)

	iShares Nasdaq Biotechnology Index Fund
	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from Feb. 5, 2001[a] to Mar. 31, 2001
Net asset value, beginning of period	$77.39	$51.09	$77.28	$76.81	$99.66

Income from investment operations:
Net investment loss	(0.29)	(0.23)	(0.17)	(0.17)	(0.05)
Net realized and unrealized gain (loss)	(13.24)	26.53	(26.02)	0.64	(22.80)

Total from investment operations	(13.53)	26.30	(26.19)	0.47	(22.85)

Net asset value, end of period	$63.86	$77.39	$51.09	$77.28	$76.81

Total return	(17.48)%	51.48%	(33.89)%	0.61%	(22.93)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,079,203	$1,036,973	$533,932	$289,807	$99,847
Ratio of expenses to average net assets[c]	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment loss to average net assets[c]	(0.40)%	(0.43)%	(0.43)%	(0.46)%	(0.50)%
Portfolio turnover rate[d]	14%	36%	48%	17%	9%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

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Index Provider

The Nasdaq Stock Market, Inc.® is the Index Provider for the NASDAQ Biotechnology Index®. The Nasdaq Stock Market, Inc.® is not affiliated with the Trust, BGI, BGFA, Investors Bank, the Distributor or the AMEX. The NASDAQ Stock Market, Inc.® calculates and disseminates various indices including the NASDAQ Composite®, the NASDAQ-100 Index®, the NASDAQ Financial-100® and other sector indices — NASDAQ Biotechnology Index®, NASDAQ Bank Index®, NASDAQ Computer Index®, NASDAQ Financial Index®, NASDAQ Industrial Index®, NASDAQ Insurance Index®, NASDAQ Telecommunications Index®, and the NASDAQ Transportation Index® — which combine to make up the NASDAQ Composite®.

BGI has entered into a license agreement with The Nasdaq Stock Market, Inc.® to use the NASDAQ Biotechnology Index®. BGI is sub-licensing rights in the NASDAQ Biotechnology Index to the Trust at no charge.

Index Provider

Disclaimers

The iShares Nasdaq Biotechnology Index Fund is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc.®, including its affiliates (“NASDAQ”). NASDAQ makes no representation or warranty, express or implied, to the owners of shares of the Trust or to any member of the public regarding the advisability of owning or trading in shares of the Trust. NASDAQ’s only relationship to the Trust, BGI or BGFA is the licensing of certain trademarks, trade names, and service marks of NASDAQ and of the NASDAQ Biotechnology Index, which is determined, composed and calculated by NASDAQ without regard to the Trust, BGI, or BGFA. NASDAQ has no obligation to take the needs of BGI, BGFA or the owners of shares into consideration in determining, composing or calculating the NASDAQ Biotechnology Index. NASDAQ is not responsible for and has not participated in the determination or the timing of, prices, or quantities of shares to be issued or in the determination or calculation of the equation by which shares are to be converted into cash. NASDAQ has no obligation or liability in connection with the administration of the Trust or the marketing or trading of shares. NASDAQ does not guarantee the accuracy and/or completeness of the NASDAQ Biotechnology Index or any data included therein. NASDAQ makes no warranty, express or implied, as to results to be obtained by BGI, BGFA, owners of shares of the Trust, or any other person or entity from the use of the NASDAQ Biotechnology Index or any data included therein. NASDAQ makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the NASDAQ Biotechnology Index or any data included therein. Without limiting any of the foregoing, in no event shall NASDAQ have any liability for any lost profits or indirect, punitive, special, or consequential damages, even if notified of the possibility thereof. There are no third party beneficiaries of any agreements between NASDAQ and BGI and BGFA.

Shares of the Trust are not sponsored, endorsed or promoted by the AMEX. The AMEX makes no representation or warranty, express or implied, to the owners of the shares of the Fund or any member of the public regarding the ability of the Fund to track the total return performance of the Index or the ability of the Index to track stock market performance. The Index identified herein is determined, composed and calculated by The Nasdaq Stock Market, Inc.® without regard to the Fund. The AMEX is not responsible for, nor has it participated in, the determination of the compilation or the calculation of the Index, nor in the determination of the timing of, prices of, or quantities of the shares of the Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The AMEX has no obligation or liability to owners of the shares of the Fund in connection with the administration, marketing or trading of the shares of the Fund.

The AMEX does not guarantee the accuracy and/or the completeness of the Index or any data included therein. The AMEX makes no warranty, express or implied, as to results to be obtained by the iShares Trust on behalf of the Funds as licensee, licensee’s customers and counterparties, owners of the shares of the Trust, or any other person or entity from the use of the Index or any data included therein in connection with the rights licensed as described herein or for any other use. The AMEX makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall the AMEX have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

BGFA does not guarantee the accuracy and/or the completeness of the Index or any data included therein and BGFA shall have no liability for any errors, omissions, or interruptions therein.

BGFA makes no warranty, express or implied, as to results to be obtained by the Fund, to the owners of the shares of the Fund, or to any other person or entity, from the use of the Index or any data included therein. BGFA makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall BGFA have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

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Supplemental Information

I.    Premium/Discount Information

The table below presents information about the differences between the daily market price on secondary markets for shares of the iShares Fund and the Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the iShares Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund is listed for trading, as of the time that Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for the Fund included in this prospectus. The information shown for the Fund is for each full calendar quarter of 2004 through June 30, 2005, the date of the most recent calendar quarter-end.

Each line in the table shows the numbers of trading days in which the shares of the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Nasdaq Biotechnology Index Fund

Period Covered: January 1, 2004 through June 30, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.27%
Between 0.5% and -0.5%	375	99.46
Less than -0.5%	1	0.27

	377	100.00%

Supplemental Information

II.    Total Return Information

The table below presents information about the total return of the NASDAQ Biotechnology Index and the total return of the Fund. The information presented for the Fund is for the applicable period ended March 31, 2005.

“Average annual total returns” represent the average annual change in value of an investment over the period indicated. “Cumulative total returns” represent the total change in value of an investment over the period indicated. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the national securities exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

iShares Nasdaq Biotechnology Index Fund

Performance as of 3/31/05

Average Annual Total Returns						Cumulative Total Returns
Year Ended 3/31/05			Inception to 3/31/05*			Inception to 3/31/05*
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
(17.48)%	(17.75)%	(16.39)%	(10.17)%	(10.24)%	(9.76)%	(35.92)%	(36.13)%	(34.69)%

*	Total returns for the period since inception are calculated from the inception date of the Fund (2/5/01). The first day of secondary market trading in shares of the Fund was 2/9/01.

i  Shares

Copies of the Prospectus, SAI and recent shareholder reports can be found on our web site at www.iShares.com. For more detailed information about the Trust and shares of the Fund, you may request a copy of the SAI. The SAI provides detailed information about the Fund, and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

Additional information about the Fund’s investments is available in the Trust’s annual and semi-annual reports to shareholders. In the Trust’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

If you have questions about the Fund or shares of the Trust or you wish to obtain the SAI, semi-annual or annual report free of charge, please:

Call:	1-800-iShares

Monday through Friday

8:00 a.m. to 8:00 p.m. (Eastern time)

Write:	iShares Trust

c/o SEI Investments Distribution Co.

1 Freedom Valley Drive

Oaks, PA 19456

Information about the Fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

No person is authorized to give any information or to make any representations about the Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

Investment Company Act File No. 811-09729

Supplemental Information

For more detailed information on the Funds, request a copy of their Annual and Semi-Annual reports to shareholders and Statement of Additional Information (SAI). The Annual reports discuss market conditions and investment strategies that materially affected Fund performance over the last fiscal year.

The SAI provides detailed information on the Funds. iShares Trust has electronically filed the SAI, dated August 1, 2005, with the Securities and Exchange Commission. It is incorporated by reference into this prospectus.

If you have any questions about the Funds, or wish to obtain the Annual and Semi-Annual reports and SAI free of charge, please call the Funds' toll-free number: **1 800 iShares (1 800 474 2737)** or e-mail the Funds' at iSharesfunds@seic.com

Or you may write iShares Trust Funds:

c/o SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

You can also obtain this information through the internet in the Edgar Database on the Securities and Exchange Commission's Website: **http://www.sec.gov**

Copies of these documents may be obtained, after paying a duplication fee, by electronic request at the following e-mail address: **publicinfo@sec.gov**, or by writing the Commissions's Public Reference Section. Address your request to:

Public Reference Section of the SEC,
Washington D.C. 20549-0102

You can also review and copy the documents at the Securities and Exchange Commission's Public Reference Room in Washington, D.C.

Call the Commission at **1 202 942 8090** for further details.

Investment Company Act File No.: 811-09729

BGI-F-022-08005

iShares® *Industrial strength investment tools from* BARCLAYS GLOBAL INVESTORS

1 800 iSHARES (1 800 474 2737) www.iSHARES.COM

BARCLAYS

iShares®

PROSPECTUS | DECEMBER 1, 2004 (as revised August 24, 2005)

iSHARES GOLDMAN SACHS SERIES

iSHARES MSCI EAFE INDEX FUND

Electronic delivery of this document may be available to you. See inside for details.

This wrapper is not part of the prospectus.

iShares®

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it's a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

To sign up for electronic delivery, please follow these simple steps:

1. Go to www.icsdelivery.com.

2. From the main page, select the first letter of your brokerage firm's name.

3. Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4. Fill out the appropriate information and provide the e-mail address where you would like your information sent.

Your information and email address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com.

This is not part of the prospectus.

iShares®

iShares Trust

iShares Trust consists of over 70 separate investment portfolios called “Funds.” Each Fund described in this Prospectus seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular equity index compiled by Goldman, Sachs & Co. or Morgan Stanley Capital International, Inc. (each, an “Index Provider”). This Prospectus relates to the following Funds:

iShares Goldman Sachs Technology Index Fund

iShares Goldman Sachs Networking Index Fund

iShares Goldman Sachs Semiconductor Index Fund

iShares Goldman Sachs Software Index Fund

iShares Goldman Sachs Natural Resources Index Fund

iShares MSCI EAFE Index Fund

Barclays Global Fund Advisors (“BGFA”) is the investment adviser to each Fund.

iShares Trust (the “Trust”) is a registered investment company. The shares of the Trust are listed and traded at market prices on national securities exchanges, such as the American Stock Exchange. Market prices for a Fund’s shares may be different from its net asset value per share (“NAV”). Each Fund has its own CUSIP number and exchange trading symbol.

Each Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof (“Creation Units”). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units.

Except when aggregated in Creation Units, shares of each Fund are not redeemable securities.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Prospectus dated December 1, 2004

(as revised August 24, 2005)

page i

Distribution	30

Financial Highlights	31

Index Providers	37

Disclaimers	38

Supplemental Information	40
Premium/Discount Information	40
Total Return Information	42

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page ii

Overview

Introduction

This Prospectus provides the information you need to make an informed decision about investing in the iShares® Funds. It contains important facts about the Trust as a whole and each Fund in particular.

An index is a group of securities that an Index Provider selects as representative of a market, market segment or specific industry sector. The Index Provider determines the relative weightings of the securities in the index and publishes information regarding the market value of the index.

Each Fund is an “index fund” that seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index (its “Underlying Index”) developed by one of the following Index Providers:

Goldman, Sachs & Co. (“Goldman Sachs”) is a leading global investment banking and securities firm, providing a full range of investing, advisory and financing services worldwide to a substantial and diversified client base.

Morgan Stanley Capital International, Inc. (“MSCI”) is a leading provider of global indices and benchmark related products and services to investors worldwide. Morgan Stanley, a global financial services firm and a market leader in securities, asset management, and credit services, is the majority shareholder of MSCI, and The Capital Group Companies, Inc., a global investment management group, is the minority shareholder.

BGFA, the investment adviser to each Fund, is a subsidiary of Barclays Global Investors, N.A. (“BGI”). BGFA and its affiliates are not affiliated with either of the Index Providers.

The Principal Investment Strategies and the Principal Risk Factors Common to All Funds sections discuss the principal strategies and risks applicable to the Funds, while the Description of the iShares Goldman Sachs Index Funds and Description of the iShares MSCI Index Fund sections provide important information about each Fund, including a brief description of each Underlying Index and principal risks specific to that Fund.

Investment Objective

Each Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of its Underlying Index.

Principal Investment Strategies

BGFA uses a “passive” or indexing approach to try to achieve each Fund’s investment objective. Unlike many investment companies, the Funds do not try to “beat” the markets they track and do not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate some of the risks of active management, such as poor security selection. Indexing may also help increase after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

Each Fund will invest at least 90% of its assets in the securities of its Underlying Index or in American Depositary Receipts (“ADRs”) based on securities in the Underlying Index. A Fund may invest the remainder of its assets in securities not included in its Underlying Index, but which BGFA believes will help the Fund track its Underlying Index. For example, a Fund may invest in securities not included in its Underlying Index in order to reflect various corporate actions (such as mergers) and other changes in its Underlying Index (such as reconstitutions, additions and deletions). A Fund also may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds affiliated with BGFA.

® iShares is a registered trademark of Barclays Global Investors, N.A.

iShares Overview

BGFA uses a Representative Sampling indexing strategy for the Funds, as described below. The Description of the iShares Goldman Sachs Index Funds and Description of the iShares MSCI Index Fund sections describe the strategy of each Fund.

Representative Sampling

“Representative Sampling” is investing in a representative sample of securities in the relevant Underlying Index, which have a similar investment profile as the Underlying Index. Securities selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the relevant Underlying Index. Funds that use Representative Sampling generally do not hold all of the securities that are included in the relevant Underlying Index.

Correlation

An index is a theoretical financial calculation, while a Fund is an actual investment portfolio. The performance of a Fund and its Underlying Index may vary somewhat due to transaction costs, foreign currency valuations, market impact, corporate actions (such as mergers and spin-offs) and timing variances.

BGFA expects that, over time, the correlation between each Fund’s performance and that of its Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. Any correlation of less than 100% is called “tracking error.” A Fund using Representative Sampling can be expected to have a greater tracking error than a Fund using Replication. Replication is a strategy in which a Fund invests in substantially all of the securities in its Underlying Index in approximately the same proportions as in the Underlying Index.

Industry Concentration Policy

A Fund will not concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries, except that a Fund will concentrate its investments to approximately the same extent that its Underlying Index is so concentrated. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Principal Risk Factors Common to All Funds

Each Fund is subject to the principal risks described below. Additional principal risks associated with a Fund are discussed under the description of that Fund in the Description of the iShares Goldman Sachs Index Funds and Description of the iShares MSCI Index Fund sections. Some or all of these risks may adversely affect a Fund’s NAV, trading price, yield, total return and/or its ability to meet its objectives.

Market Risk

Each Fund’s NAV will react to securities markets movements. You could lose money over short periods due to fluctuation in a Fund’s NAV in response to market movements, and over longer periods during market downturns.

Asset Class Risk

The returns from the types of securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of out-performance and underperformance in comparison to the general securities markets.

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Passive Investments

The Funds are not actively managed. Each Fund may be affected by a general decline in the U.S. or foreign market segments relating to its Underlying Index. Each Fund invests in the securities included in, or representative of, its Underlying Index regardless of their investment merit. BGFA does not attempt to take defensive positions in declining markets.

Concentration

If the Underlying Index of a Fund concentrates in a particular industry, group of industries or sector, that Fund may be adversely affected by the performance of those securities and may be subject to price volatility. In addition, a Fund that concentrates in a single industry or group of industries may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or group of industries.

Derivatives

A derivative is a financial contract the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. Each Fund may invest in stock index future contracts and other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities.

Tracking Error Risk

Imperfect correlation between a Fund’s securities and those in its Underlying Index, rounding of prices, changes to the Underlying Indices and regulatory policies may cause a Fund’s performance to not match the performance of its Underlying Index. This is called “tracking error”. Tracking error may also result because the Fund incurs fees and expenses while its Underlying Index does not incur such expenses.

Market Trading Risks

Absence of Prior Active Market

Although the shares of the Funds described in this Prospectus are listed for trading on national securities exchanges and certain foreign exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained.

Lack of Market Liquidity

Secondary market trading in Fund shares may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in Fund shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of any Fund will continue to be met or will remain unchanged.

Shares of the Funds May Trade at Prices Other Than NAV

Shares of the Funds may trade at, above or below their NAV. The per share NAV of each Fund will fluctuate with changes in the market value of such Fund’s holdings. The trading prices of a Fund’s shares will fluctuate in accordance with changes in its NAV as well as market supply and demand. However, given that shares can be created and redeemed only in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs), BGFA believes that large discounts or premiums to the NAV of a Fund’s shares should not be sustained.

iShares Overview

Lack of Governmental Insurance or Guarantee

An investment in a Fund is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

i  Shares

Description of the iShares Goldman Sachs Index Funds

■	iShares Goldman Sachs Technology Index Fund

■	iShares Goldman Sachs Networking Index Fund

■	iShares Goldman Sachs Semiconductor Index Fund

■	iShares Goldman Sachs Software Index Fund

■	iShares Goldman Sachs Natural Resources Index Fund

“Goldman Sachs”, “Goldman Sachs Technology Sector Index”, “Goldman Sachs Technology Industry Multimedia Networking Index”, “Goldman Sachs Technology Industry Semiconductor Index”, “Goldman Sachs Natural Resources Sector Index” and “Goldman Sachs Technology Industry Software Index” are servicemarks of Goldman, Sachs & Co. (“Goldman Sachs”) and have been licensed for use for certain purposes by BGI. The Funds that are based on Goldman Sachs Indices are not sponsored, endorsed, sold or promoted by Goldman Sachs, and Goldman Sachs makes no representations regarding the advisability of investing in shares of the Trust.

Description of the iShares Goldman Sachs Index Funds

iShares Goldman Sachs Technology Index Fund

Cusip: 464287549

Trading Symbol: IGM

Underlying Index: Goldman Sachs Technology Sector Index

Investment Objective

The iShares Goldman Sachs Technology Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Goldman Sachs Technology Sector Index (the “Index”). The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategy

The Index has been developed by Goldman Sachs as an equity benchmark for U.S. traded technology related stocks. The Index includes companies in the following categories: producers of sophisticated computer-related devices; electronics networking and Internet services; producers of computer and Internet software; consultants for information technology; and providers of computer services. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. Because all of the securities included in the Index are issued by companies in the technology industry, the Fund will always be concentrated in the technology industry.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Technology companies face intense competition, both domestically and internationally.

■	Technology companies may have limited product lines, markets, financial resources or personnel.

■	The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction.

■	Technology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

■	Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

i  Shares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

[1]	The Fund’s total return for the nine months ended September 30, 2004 was –10.82%. The best calendar quarter return during the period shown above was 22.20% in the 2nd quarter of 2003; the worst was –27.84% in the 2nd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	One Year*	Since Fund Inception[1]
Fund:
Return Before Taxes	53.62%	–7.16%
Return After Taxes on Distributions[2]	53.62%	–7.16%
Return After Taxes on Distributions and Sale of Fund Shares[2]	34.85%	–6.02%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	54.23%	–6.76%

[1]	Inception date: 3/13/2001.

[2]	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

*	Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Investors should not expect that such exceptional returns will be repeated.

iShares Goldman Sachs Technology Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.50%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.50%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$51	$160	$280	$628

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $900 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2004 was $2,052,500. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $900 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,052,500 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $12,289 if the Creation Unit is redeemed after one year, $34,704 if the Creation Unit is redeemed after three years, $59,181 if the Creation Unit is redeemed after five years, and $130,689 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

i  Shares

iShares Goldman Sachs Networking Index Fund

Cusip: 464287531

Trading Symbol: IGN

Underlying Index: Goldman Sachs Technology Industry Multimedia Networking Index

Investment Objective

The iShares Goldman Sachs Networking Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Goldman Sachs Technology Industry Multimedia Networking Index (the “Index”).

Principal Investment Strategy

The Index has been developed by Goldman Sachs as an equity benchmark for U.S.-traded multimedia networking stocks. The Index includes companies that are producers of telecom equipment, data networking and wireless equipment. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. Because all of the securities included in the Index are issued by companies in the multimedia networking industry, the Fund will always be concentrated in the multimedia networking industry.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Technology companies face intense competition, both domestically and internationally.

■	Technology companies may have limited product lines, markets, financial resources or personnel.

■	The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction.

■	Technology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

■	Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

iShares Goldman Sachs Networking Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

[1]	The Fund’s total return for the nine months ended September 30, 2004 was –2.76%. The best calendar quarter return during the period shown above was 39.88% in the 4th quarter of 2002; the worst was –39.85% in the 2nd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	One Year*	Since Fund Inception[1]
Fund:
Return Before Taxes	104.60%	–10.53%
Return After Taxes on Distributions[2]	104.60%	–10.53%
Return After Taxes on Distributions and Sale of Fund Shares[2]	67.99%	–8.84%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	105.51%	–9.98%

[1]	Inception date: 7/10/2001.

[2]	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

*	Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Investors should not expect that such exceptional returns will be repeated.

i  Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.50%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.50%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$51	$160	$280	$628

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $200 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2004 was $1,340,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $200 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $1,340,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $7,250 if the Creation Unit is redeemed after one year, $21,888 if the Creation Unit is redeemed after three years, $37,873 if the Creation Unit is redeemed after five years, and $84,571 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares Goldman Sachs Networking Index Fund

iShares Goldman Sachs Semiconductor Index Fund

Cusip: 464287523

Trading Symbol: IGW

Underlying Index: Goldman Sachs Technology Industry Semiconductor Index

Investment Objective

The iShares Goldman Sachs Semiconductor Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Goldman Sachs Technology Industry Semiconductor Index (the “Index”). The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategy

The Index has been developed by Goldman Sachs as an equity benchmark for U.S.-traded semiconductor stocks. The Index includes companies that are producers of capital equipment or manufacturers of wafers and chips. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. Because all of the securities included in the Index are issued by companies in the semiconductor industry, the Fund will always be concentrated in the semiconductor industry.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Technology companies face intense competition, both domestically and internationally.

■	Technology companies may have limited product lines, markets, financial resources or personnel.

■	The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction.

■	Technology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

■	Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

i  Shares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

[1]	The Fund’s total return for the nine months ended September 30, 2004 was –23.80%. The best calendar quarter return during the period shown above was 25.25% in the 2nd quarter of 2003; the worst was –38.49% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	One Year*	Since Fund Inception[1]
Fund:
Return Before Taxes	82.13%	–1.68%
Return After Taxes on Distributions[2]	82.12%	–1.68%
Return After Taxes on Distributions and Sale of Fund Shares[2]	53.38%	–1.43%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	82.92%	–1.32%

[1]	Inception date: 7/10/2001.

[2]	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

*	Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Investors should not expect that such exceptional returns will be repeated.

iShares Goldman Sachs Semiconductor Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.50%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.50%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$51	$160	$280	$628

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $250 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2004 was $2,398,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $250 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,398,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $12,758 if the Creation Unit is redeemed after one year, $38,955 if the Creation Unit is redeemed after three years, $67,563 if the Creation Unit is redeemed after five years, and $151,135 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

i  Shares

iShares Goldman Sachs Software Index Fund

CUSIP: 464287515

Trading Symbol: IGV

Underlying Index: Goldman Sachs Technology Industry Software Index

Investment Objective

The iShares Goldman Sachs Software Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Goldman Sachs Technology Industry Software Index (the “Index”). The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategy

The Index has been developed by Goldman Sachs as an equity benchmark for U.S.-traded software-related stocks. The Index includes companies that are producers of client/server applications, enterprise software, Internet software, PC and entertainment software. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. Because all of the securities included in the Index are issued by companies in the software industry, the Fund will always be concentrated in the software industry.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Technology companies face intense competition, both domestically and internationally.

■	Technology companies may have limited product lines, markets, financial resources or personnel.

■	The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction.

■	Technology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

■	Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

iShares Goldman Sachs Software Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

[1]	The Fund’s total return for the nine months ended September 30, 2004 was –8.73%. The best calendar quarter return during the period shown above was 25.65% in the 2nd quarter of 2003; the worst was –33.22% in the 2nd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	One Year*	Since Fund Inception[1]
Fund:
Return Before Taxes	49.59%	–9.91%
Return After Taxes on Distributions[2]	49.59%	–9.91%
Return After Taxes on Distributions and Sale of Fund Shares[2]	32.23%	–8.32%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	50.26%	–9.49%

[1]	Inception date: 7/10/2001.

[2]	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

*	Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Investors should not expect that such exceptional returns will be repeated.

i  Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.50%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.50%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$51	$160	$280	$628

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $250 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2004 was $1,730,500. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $250 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $1,730,500 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $9,346 if the Creation Unit is redeemed after one year, $28,250 if the Creation Unit is redeemed after three years, $48,893 if the Creation Unit is redeemed after five years, and $109,200 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares Goldman Sachs Software Index Fund

iShares Goldman Sachs Natural Resources Index Fund

Cusip: 464287374

Trading Symbol: IGE

Underlying Index: Goldman Sachs Natural Resources Sector Index

Investment Objective

The iShares Goldman Sachs Natural Resources Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Goldman Sachs Natural Resources Sector Index (the “Index”).

Principal Investment Strategy

The Goldman Sachs Natural Resources Sector Index has been developed by Goldman Sachs as an equity benchmark for U.S.-traded natural resource related stocks. The Index includes companies in the following categories: extractive industries, energy companies, owners and operators of timber tracts, forestry services, producers of pulp and paper, and owners of plantations. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. Because all of the securities included in the Index are issued by companies in the natural resources industry, the Fund will always be concentrated in the natural resources industry.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	The profitability of companies in the natural resources sector can be affected by worldwide energy prices, limits on exploration, and production spending.

■	Companies in the natural resources sector are affected by government regulation, world events and economic conditions.

■	Companies in the natural resources sector are at risk for environmental damage claims.

■	Companies in the natural resources sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls and increased competition.

■	Companies in the natural resources sector may be adversely affected by depletion of resources, technological developments, and labor relations.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

i  Shares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

[1]	The Fund’s total return for the nine months ended September 30, 2003 was 18.68%. The best calendar quarter return during the period shown above was 18.81% in the 4th quarter of 2003; the worst was –20.14% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	33.63%	7.32%
Return After Taxes on Distributions[2]	33.30%	6.83%
Return After Taxes on Distributions and Sale of Fund Shares[2]	22.19%	5.98%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	34.40%	7.82%

[1]	Inception date: 10/22/2001.

[2]	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares Goldman Sachs Natural Resources Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.50%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.50%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$51	$160	$280	$628

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2004 was $6,286,500. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $6,286,500 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $33,137 if the Creation Unit is redeemed after one year, $101,815 if the Creation Unit is redeemed after three years, $176,813 if the Creation Unit is redeemed after five years, and $395,908 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

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Description of the iShares MSCI Index Fund

■	iShares MSCI EAFE Index Fund

“MSCI EAFE Index” is a servicemark of Morgan Stanley Capital International, Inc. (“MSCI”) and has been licensed for use for certain purposes by BGI. The Fund that is based on the MSCI Index is not sponsored, endorsed, sold or promoted by MSCI, and MSCI makes no representations regarding the advisability of investing in shares of the Trust.

Description of the iShares MSCI Index Fund

iShares MSCI EAFE Index Fund

Cusip: 464287465

Trading Symbol: EFA

Underlying Index: MSCI EAFE® Index

Investment Objective

The iShares MSCI EAFE Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE Index (the “Index”). The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategy

The MSCI EAFE Index has been developed by MSCI as an equity benchmark for international stock performance. The Index includes stocks from Europe, Australia and the Far East. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund will concentrate its investments in a particular industry or geographic region to approximately the same extent the Index is so concentrated.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Since foreign exchanges are open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

■	Because the Fund’s NAV is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up.

■	An investment in the Fund involves risks similar to those of investing in a broad-based portfolio of equity securities traded on exchanges in the relevant foreign securities market, including market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in the Fund generally involves certain risks and considerations not typically associated with investing in a fund that invests in the securities of U.S. issuers. These risk factors, which could decrease the value of your investment, are summarized below:

■	Less liquid and less efficient securities markets;

■	Greater price volatility;

■	Exchange rate fluctuations and exchange controls;

■	Less publicly available information about issuers;

■	The imposition of withholding or other taxes;

■	The imposition of restrictions on the expatriation of funds or other assets of the Fund;

■	Higher transaction and custody costs and delays and risks of loss attendant in settlement procedures;

■	Difficulties in enforcing contractual obligations;

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■	Lower levels of regulation of the securities markets;

■	Different accounting, disclosure and reporting requirements;

■	More substantial government involvement in the economy;

■	Higher rates of inflation; and

■	Greater social, economic, and political uncertainty and the risk of nationalization or expropriation of assets and risk of war.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

[1]	The Fund’s total return for the nine months ended September 30, 2004 was 4.09%. The best calendar quarter return during the period shown above was 19.16% in the 2nd quarter of 2003; the worst was –19.68% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	One Year*	Since Fund Inception[1]
Fund:
Return Before Taxes	38.45%	3.85%
Return After Taxes on Distributions[2]	38.17%	3.44%
Return After Taxes on Distributions and Sale of Fund Shares[2]	25.27%	3.06%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	38.59%	3.86%

[1]	Inception date: 8/14/2001.

[2]	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

*	Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Investors should not expect that such exceptional returns will be repeated.

iShares MSCI EAFE Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.35%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.35%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$36	$113	$197	$443

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 200,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $22,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2004 was $28,124,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $22,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $28,124,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $144,644 if the Creation Unit is redeemed after one year, $360,189 if the Creation Unit is redeemed after three years, $596,246 if the Creation Unit is redeemed after five years, and $1,289,398 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

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Management

Investment Adviser

As investment adviser, BGFA has overall responsibility for the general management and administration of the Trust. BGFA provides an investment program for each Fund and manages the investment of its assets. BGFA uses teams of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages BGFA’s extensive resources. BGFA also arranges for transfer agency, custody, fund administration and all other non-distribution related services necessary for the Funds to operate.

Under the Investment Advisory Agreement, BGFA is responsible for all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense and taxes, brokerage expenses and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses.

For the fiscal year ended July 31, 2004, BGFA received management fees from each Fund based on a percentage of each Fund’s average daily net assets, as shown in the following table.

iShares Index Fund	Management Fee
iShares Goldman Sachs Technology Index Fund	0.50%
iShares Goldman Sachs Networking Index Fund	0.50%
iShares Goldman Sachs Semiconductor Index Fund	0.50%
iShares Goldman Sachs Software Index Fund	0.50%
iShares Goldman Sachs Natural Resources Index Fund	0.50%
iShares MSCI EAFE Index Fund	0.35%

BGFA is located at 45 Fremont Street, San Francisco, CA 94105. It is a wholly-owned subsidiary of BGI, which in turn is an indirect subsidiary of Barclays Bank PLC. As of September 30, 2004, BGI and its affiliates, including BGFA, provided investment advisory services for assets in excess of $1.1 trillion. BGI, BGFA, Barclays Global Investor Services, Barclays Bank PLC and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Funds may also invest.

Administrator, Custodian and Transfer Agent

Investors Bank & Trust Company (“Investors Bank”) is the administrator, custodian and transfer agent for each Fund.

Shareholder Information

Additional shareholder information, including how to buy and sell shares of any Fund, is available free of charge by calling toll-free: 1-800-iShares or visiting our website www.iShares.com.

Buying and Selling Shares

Shares of the Funds trade on national securities exchanges and elsewhere during the trading day. Shares can be bought and sold throughout the trading day like other shares of publicly traded securities. There is no minimum investment. When buying or selling shares through a broker, you will incur customary brokerage commissions and charges.

Shares of the Funds may be acquired or redeemed directly from a Fund only in Creation Units or multiples thereof, as discussed in the Creations and Redemptions section of this Prospectus. Once

iShares Shareholder Information

created, shares of the Funds generally trade in the secondary market in amounts less than a Creation Unit.

Shares of the Funds trade under the trading symbols listed for each Fund in the Description of the iShares Goldman Sachs Index Funds and Description of the iShares MSCI Index Fund sections.

The Funds included in this Prospectus are listed on the American Stock Exchange (the “AMEX”). The AMEX is generally open Monday through Friday and is closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Section 12(d)(1) of the Investment Company Act of 1940 restricts investments by registered investment companies in the securities of other investment companies, including shares of each Fund. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to the iShares Funds, including that such investment companies enter into an agreement with the Funds.

Book Entry

Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee, is the record owner of all outstanding shares of each Fund and is recognized as the owner of all shares for all purposes.

Investors owning shares of the Funds are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Funds. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book entry or “street name” form.

Share Prices

The trading prices of shares in the secondary market may differ in varying degrees from their daily NAVs and can be affected by market forces such as supply and demand, economic conditions and other factors.

The approximate value of shares of each Fund is disseminated every fifteen seconds throughout the trading day by the national securities exchange on which the Fund is listed or by other information providers, such as Bloomberg. This approximate value should not be viewed as a “real-time” update of the NAV, because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The approximate value generally is determined by using both current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Funds. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and make no warranty as to its accuracy.

Determination of Net Asset Value

Investors Bank calculates the NAV for each Fund as of the close of regular trading (normally 4:00 p.m. Eastern time) every day that the national securities exchange is open for trading. The NAV of each Fund is calculated by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent. In calculating a Fund’s NAV, a Fund’s investments are generally valued using market valuations. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the

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pricing policy and procedures approved by the Board of Trustees. The frequency with which a Fund’s investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the Fund invests pursuant to its investment objective, strategies and limitations.

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s NAV is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

Because foreign markets may be open on different days than the days during which a shareholder may purchase a Fund’s shares, the value of the Fund’s investments may change on days when shareholders are not able to purchase the Fund’s shares.

The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by BGFA as investment adviser.

Dividends and Distributions

Each Fund pays out dividends to investors at least annually. Each Fund distributes its net capital gains, if any, to investors annually.

Taxes

As with any investment, you should consider how your investment in shares of the Funds will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of the Funds.

Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

■	A Fund makes distributions, and

■	You sell shares.

Taxes on Distributions

Distributions from a Fund’s net investment income (other than qualified dividend income), including distributions out of the Fund’s net short-term capital gains, if any, and distributions of income from securities lending, are taxable to you as ordinary income. Distributions by the Fund of net long-term capital gains in excess of net short-term capital losses (capital gain dividends) are taxable to you as long-term capital gains, regardless of how long you have held a Fund’s shares. Distributions by the Fund that qualify as qualified dividend income are taxable to you at long-term capital gain rates. In order for a distribution by the Fund to be treated as qualified dividend income, a Fund must meet holding period and other requirements with respect to its dividend paying stocks and you must meet holding period requirements and other requirements with respect to the Fund’s shares. In general, your distributions

iShares Shareholder Information

are subject to federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.

Dividends and interest received by the Fund with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Since more than 50% of the total assets of the iShares MSCI EAFE Index Fund will almost certainly consist of foreign stocks or securities, the Fund intends to “pass through” to you certain foreign income taxes (including withholding taxes) paid by the Fund. This means that you will be considered to have received as an additional dividend your share of such foreign taxes, but you may be entitled to either a corresponding tax deduction in calculating your taxable income, or, subject to certain limitations, a credit in calculating your federal income tax.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, the Fund’s ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies, provided, however, that for taxable years of the Fund beginning after December 31, 2004, but not beginning after December 31, 2007, interest related dividends and short-term capital gain dividends generally will not be subject to such U.S. withholding tax.

If you are a resident or a citizen of the United States, by law, back-up withholding will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.

Taxes When Shares are Sold

Currently, any capital gain or loss realized upon a sale of shares is generally treated as a long-term gain or loss if shares have been held for more than one year. Any capital gain or loss realized upon a sale of shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares.

The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of shares. Consult your personal tax adviser about the potential tax consequences of an investment in shares of a Fund under all applicable tax laws.

Creations and Redemptions

The shares that trade in the secondary market are “created” at their NAV by market makers, large investors and institutions only in block-size Creation Units, each of which consists of 50,000 shares or multiples thereof. Each “creator” enters into an authorized participant agreement with SEI Investments Distribution Co. (“SEI”), the Funds’ distributor, and deposits into the applicable Fund a portfolio of securities closely approximating the holdings of the Fund and a specified amount of cash in exchange for a specified number of Creation Units.

Similarly, shares can only be redeemed in a specified number of Creation Units principally in-kind for a portfolio of securities held by the Fund and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in a form described in the authorized participant agreement.

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant, and in each case, must have executed an agreement with SEI with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Statement of Additional Information (“SAI”).

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Because new shares may be created and issued on an ongoing basis, at any point during the life of a Fund, a “distribution,” as such term is used in the Securities Act of 1933 (the “Securities Act”), may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in them being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus-delivery and liability provisions of the Securities Act. Nonetheless, any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not “underwriters,” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national securities exchange.

Transaction Fees

Each Fund will impose a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of shares. Purchasers and redeemers of Creation Units of shares for cash are required to pay an additional variable charge to compensate for brokerage and market impact expenses. The standard creation and redemption transaction fees for creations and redemptions in kind for each Fund are discussed below. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The fee is a single charge and will be the amount indicated below regardless of the number of Creation Units purchased by an investor on the same day. BGFA may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units, and other financial institutions for administrative or marketing services. Similarly, the standard redemption transaction fee will be the amount indicated regardless of the number of Creation Units redeemed that day. The standard creation and redemption transaction fees for creations and redemptions through DTC for cash (when cash creations and redemptions are available or specified) will also be subject to an additional variable charge of up to a maximum of four times the amount shown below under “Maximum Creation/Redemption Transaction Fee.” In addition, purchasers of shares in Creation Units are responsible for payment of the costs of transferring securities to the Fund. Redeemers of shares in Creation Units are responsible for the costs of transferring securities from the Fund. Investors who use the services of a broker or other such intermediary may pay fees for such services. The following table also shows, as of September 30, 2004, the approximate value of one Creation Unit per Fund, including the standard creation and redemption transaction fee.

Name of Fund	Approximate Value of a Creation Unit	Standard Creation/ Redemption Transaction Fee	Maximum Creation/ Redemption Transaction Fee
iShares Goldman Sachs Technology Index Fund	$2,052,500	$900	$3,600
iShares Goldman Sachs Networking Index Fund	$1,340,000	$200	$800
iShares Goldman Sachs Semiconductor Index Fund	$2,398,000	$250	$1,000
iShares Goldman Sachs Software Index Fund	$1,730,500	$250	$1,000
iShares Goldman Sachs Natural Resources Index Fund	$6,286,500	$500	$2,000
iShares MSCI EAFE Index Fund	$28,124,000	$22,000	$88,000

Householding

Householding is an option available to certain investors of the iShares Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the iShares Funds is available through certain

iShares Shareholder Information

broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Distribution

SEI Investments Distribution Co. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds. The Distributor’s principal address is 1 Freedom Valley Drive, Oaks, PA 19456.

The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund.

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Financial Highlights

The financial highlights tables are intended to help investors understand each Fund’s financial performance. Certain information reflects financial results for a single share of a Fund. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a given Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report is included along with the Funds’ financial statements in the Annual Report (available upon request).

iShares® Trust

Financial Highlights

(For a share outstanding throughout each period)

	iShares Goldman Sachs Technology Index Fund
	Year ended Jul. 31, 2004	Year ended Jul. 31, 2003	Year ended Jul. 31, 2002	Period from Mar. 13, 2001[a] to Jul. 31, 2001
Net asset value, beginning of period	$38.51	$30.28	$54.58	$56.71

Income from investment operations:
Net investment loss	(0.06)	(0.04)	(0.25)	(0.08)
Net realized and unrealized gain (loss)	3.34	8.27	(24.05)	(2.05)

Total from investment operations	3.28	8.23	(24.30)	(2.13)

Net asset value, end of period	$41.79	$38.51	$30.28	$54.58

Total return	8.52%	27.18%	(44.52)%	(3.76)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$185,966	$103,984	$21,194	$79,142
Ratio of expenses to average net assets[c]	0.50%	0.50%	0.50%	0.50%
Ratio of net investment loss to average net assets[c]	(0.20)%	(0.18)%	(0.30)%	(0.33)%
Portfolio turnover rate[d]	5%	11%	8%	0%[e]

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

[e]	Rounds to less than 1%.

iShares Trust Financial Highlights

iShares® Trust

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Goldman Sachs Networking Index Fund
	Year ended Jul. 31, 2004	Year ended Jul. 31, 2003	Year ended Jul. 31, 2002	Period from Jul. 10, 2001[a] to Jul. 31, 2001
Net asset value, beginning of period	$20.75	$13.09	$38.02	$36.32

Income from investment operations:
Net investment loss	(0.07)	(0.01)	(0.06)	(0.01)
Net realized and unrealized gain (loss)	6.29	7.67	(24.87)	1.71

Total from investment operations	6.22	7.66	(24.93)	1.70

Net asset value, end of period	$26.97	$20.75	$13.09	$38.02

Total return	29.98%	58.52%	(65.57)%	4.68%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$146,986	$80,917	$24,219	$24,716
Ratio of expenses to average net assets[c]	0.50%	0.50%	0.50%	0.50%
Ratio of net investment loss to average net assets[c]	(0.31)%	(0.17)%	(0.34)%	(0.50)%
Portfolio turnover rate[d]	12%	26%	46%	9%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

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iShares® Trust

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Goldman Sachs Semiconductor Index Fund
	Year ended Jul. 31, 2004	Year ended Jul. 31, 2003	Year ended Jul. 31, 2002	Period from Jul. 10, 2001[a] to Jul. 31, 2001
Net asset value, beginning of period	$48.34	$41.63	$73.93	$65.65

Income from investment operations:
Net investment loss	(0.16)	(0.06)	(0.07)	(0.01)
Net realized and unrealized gain (loss)	2.46	6.77	(32.23)	8.29

Total from investment operations	2.30	6.71	(32.30)	8.28

Less distributions from:
Return of capital	(0.00)[f]	–	–	–

Total distributions	(0.00)[f]	–	–	–

Net asset value, end of period	$50.64	$48.34	$41.63	$73.93

Total return	4.76%	16.12%	(43.69)%	12.61%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$124,066	$101,516	$64,522	$33,268
Ratio of expenses to average net assets[c]	0.50%	0.50%	0.50%	0.50%
Ratio of net investment loss to average net assets[c]	(0.20)%	(0.20)%	(0.29)%	(0.38)%
Portfolio turnover rate[d]	6%	11%	8%	0%[e]

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

[e]	Rounds to less than 1%.

[f]	Rounds to less than $0.01.

iShares Trust Financial Highlights

iShares® Trust

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Goldman Sachs Software Index Fund
	Year ended Jul. 31, 2004	Year ended Jul. 31, 2003	Year ended Jul. 31, 2002	Period from Jul. 10, 2001[a] to Jul. 31, 2001
Net asset value, beginning of period	$31.56	$23.61	$48.28	$49.12

Income from investment operations:
Net investment loss	(0.15)	(0.06)	(0.07)	(0.01)
Net realized and unrealized gain (loss)	2.44	8.01	(24.60)	(0.83)

Total from investment operations	2.29	7.95	(24.67)	(0.84)

Net asset value, end of period	$33.85	$31.56	$23.61	$48.28

Total return	7.26%	33.67%	(51.10)%	(1.71)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$115,077	$115,197	$37,769	$26,556
Ratio of expenses to average net assets[c]	0.50%	0.50%	0.50%	0.50%
Ratio of net investment loss to average net assets[c]	(0.40)%	(0.43)%	(0.42)%	(0.50)%
Portfolio turnover rate[d]	11%	9%	14%	0%[e]

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

[e]	Rounds to less than 1%.

i  Shares

iShares® Trust

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Goldman Sachs Natural Resources Index Fund
	Year ended Jul. 31, 2004	Year ended Jul. 31, 2003	Period from Oct. 22, 2001[a] to Jul. 31, 2002
Net asset value, beginning of period	$87.03	$83.27	$94.92

Income from investment operations:
Net investment income	1.34	1.51	1.10
Net realized and unrealized gain (loss)	30.08	3.66	(11.69)

Total from investment operations	31.42	5.17	(10.59)

Less distributions from:
Net investment income	(1.44)	(1.41)	(1.06)

Total distributions	(1.44)	(1.41)	(1.06)

Net asset value, end of period	$117.01	$87.03	$83.27

Total return	36.34%	6.27%	(11.29)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$263,270	$52,219	$20,817
Ratio of expenses to average net assets[c]	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[c]	1.33%	1.92%	1.51%
Portfolio turnover rate[d]	7%	7%	12%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

iShares Trust Financial Highlights

iShares® Trust

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI EAFE Index Fund
	Year ended Jul. 31, 2004	Year ended Jul. 31, 2003	Period from Aug. 14, 2001[a] to Jul. 31, 2002
Net asset value, beginning of period	$110.65	$106.24	$127.63

Income from investment operations:
Net investment income	1.94	2.58	0.93
Net realized and unrealized gain (loss)	25.44	3.71	(22.07)

Total from investment operations	27.38	6.29	(21.14)

Less distributions from:
Net investment income	(1.57)	(1.88)	(0.25)

Total distributions	(1.57)	(1.88)	(0.25)

Net asset value, end of period	$136.46	$110.65	$106.24

Total return	24.81%	6.17%	(16.57)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$8,733,741	$3,009,772	$3,803,438
Ratio of expenses to average net assets[c]	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets[c]	2.34%	2.31%	1.87%
Portfolio turnover rate[d]	7%	8%	8%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

i  Shares

Index Providers

Goldman Sachs is a leading global investment banking and securities firm, providing a full range of investing, advisory and financing services worldwide to a substantial and diversified client base, which includes corporations, financial institutions, governments and high net worth individuals. Founded in 1869, it is one of the oldest and largest investment banking firms. The Firm is headquartered in New York and maintains offices in London, Frankfurt, Tokyo, Hong Kong and other major financial centers around the world. Goldman Sachs is not affiliated with the Trust, BGI, BGFA, Investors Bank, the Distributor or the AMEX.

MSCI is a leading provider of global indices and benchmark related products and services to investors worldwide. Morgan Stanley, a global financial services firm and a market leader in securities, asset management, and credit services, is the majority shareholder of MSCI, and The Capital Group Companies, Inc., a global investment management group, is the minority shareholder. MSCI is not affiliated with the Trust, BGI, BGFA, Investors Bank, the Distributor or the AMEX.

BGI has entered into a license agreement with each of the Index Providers to use the Underlying Indices. BGI is sub-licensing rights in the Underlying Indices to the Trust at no charge.

iShares Index Providers

Disclaimers

The iShares Goldman Sachs Index Funds are not sponsored, endorsed, sold, or promoted by Goldman Sachs. Goldman Sachs makes no representation or warranty, express or implied, to the owners of shares of the Trust or to any member of the public regarding the advisability of owning or trading in shares of the Trust, in the iShares Goldman Sachs Index Funds particularly, or the ability of the Goldman Sachs Indexes to track general stock market performance. Goldman Sachs’ only relationship to the Trust, BGI and BGFA is the licensing of certain trademarks, trade names, and service marks of Goldman Sachs and of the Goldman Sachs Indexes, which are determined, composed, and calculated by Goldman Sachs without regard to the Trust, BGI or BGFA. Goldman Sachs has no obligation to take the needs of BGFA, BGI or the owners of shares into consideration in determining, composing, or calculating the Goldman Sachs Indexes. Goldman Sachs is not responsible for and has not participated in the determination or the timing of, prices, or quantities of shares to be listed or in the determination or calculation of the equation by which shares are to be converted into cash. Goldman Sachs has no obligation or liability in connection with the administration of the Trust or the marketing or trading of shares. Goldman Sachs does not guarantee the accuracy and/or the completeness of the Goldman Sachs Indexes or any data included therein and Goldman Sachs shall have no liability for any errors, omissions, or interruptions therein. Goldman Sachs makes no warranty, express or implied, as to the results to be obtained by BGI and BGFA, owners of shares of the Trust, or any other person or entity from the use of the Goldman Sachs Indexes or any data included therein. Goldman Sachs makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Goldman Sachs Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Goldman Sachs have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits), resulting from the use of the Goldman Sachs Indexes or any data included therein, even if notified of the possibility of such damages.

The iShares MSCI EAFE Index Fund is not sponsored, endorsed, sold or promoted by MSCI. MSCI makes no representation or warranty, express or implied, to the owners of shares of the Trust or any member of the public regarding the advisability of investing in securities generally or in the iShares MSCI EAFE Index Fund particularly or the ability of the MSCI EAFE Index to track general stock market performance. MSCI’s only relationship to the Trust, BGI and BGFA is the licensing of certain trademarks and trade names of MSCI and of the MSCI EAFE Index which is determined, composed and calculated by MSCI without regard to the Trust, BGI, BGFA or the iShares MSCI EAFE Index Fund. MSCI has no obligation to take the needs of BGFA, BGI or the owners of shares of the Trust into consideration in determining, composing or calculating the MSCI EAFE Index. MSCI is not responsible for and has not participated in the determination of the prices and amount of the iShares MSCI EAFE Index Fund or the timing of the issuance or sale of the iShares MSCI EAFE Index Fund or in the determination or calculation of the equation by which shares of the iShares MSCI EAFE Index Fund are to be converted into cash. MSCI has no obligation or liability in connection with the administration, marketing, or trading of the iShares MSCI EAFE Index Fund. MSCI does not guarantee the accuracy and/or the completeness of the MSCI EAFE Index or any data included therein and MSCI shall have no liability for any errors, omissions, or interruptions therein. MSCI makes no warranty, express or implied, as to results to be obtained by BGI, owners of shares of the iShares MSCI EAFE Index Fund, or any other person or entity from the use of the MSCI EAFE Index or any data included therein. MSCI makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the MSCI EAFE Index or any data included therein. Without limiting any of the foregoing, in no event shall MSCI have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the MSCI EAFE Index or any data included therein, even if notified of the possibility of such damages.

i  Shares

Shares of the Trust are not sponsored, endorsed or promoted by the AMEX. The AMEX makes no representation or warranty, express or implied, to the owners of the shares of any Fund or any member of the public regarding the ability of a Fund to track the total return performance of any Underlying Index or the ability of any Underlying Index identified herein to track stock market performance. The Underlying Indices identified herein are determined, composed and calculated by Goldman Sachs or MSCI without regard to any Fund. The AMEX is not responsible for, nor has it participated in, the determination of the compilation or the calculation of any Underlying Index, nor in the determination of the timing of, prices of, or quantities of the shares of any Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The AMEX has no obligation or liability to owners of the shares of any Fund in connection with the administration, marketing or trading of the shares of the Fund.

The AMEX does not guarantee the accuracy and/or the completeness of any Underlying Index or any data included therein. The AMEX makes no warranty, express or implied, as to results to be obtained by the iShares Trust on behalf of its Funds as licensee, licensee’s customers and counterparties, owners of the shares of the Trust, or any other person or entity from the use of the subject indices or any data included therein in connection with the rights licensed as described herein or for any other use. The AMEX makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to any Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the AMEX have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

BGFA does not guarantee the accuracy and/or the completeness of the Underlying Indexes or any data included therein and BGFA shall have no liability for any errors, omissions, or interruptions therein.

BGFA makes no warranty, express or implied, as to results to be obtained by the Funds, to the owners of the shares of any Fund, or to any other person or entity, from the use of any Underlying Index or any data included therein. BGFA makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to any Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall BGFA have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

iShares Disclaimers

Supplemental Information

I.    Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the national securities exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds.

Each line in the tables shows the number of trading days in which a Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Goldman Sachs Technology Index Fund

Period Covered: January 1, 2003 through September 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and -0.5%	434	99.31
Less than -0.5%	3	0.69

	437	100.00

iShares Goldman Sachs Networking Index Fund

Period Covered: January 1, 2003 through September 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	11	2.52
Between 0.5% and -0.5%	411	94.05
Less than -0.5% and Greater than -1.5%	13	2.97
Less than -1.5%	2	0.46

	437	100.00

i  Shares

iShares Goldman Sachs Semiconductor Index Fund

Period Covered: January 1, 2003 through September 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.23
Between 0.5% and -0.5%	435	99.54
Less than -0.5%	1	0.23

	437	100.00

iShares Goldman Sachs Software Index Fund

Period Covered: January 1, 2003 through September 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	2	0.46
Between 0.5% and -0.5%	432	98.85
Less than -0.5%	3	0.69

	437	100.00

iShares Goldman Sachs Natural Resources Index Fund

Period Covered: January 1, 2003 through September 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and -0.5%	435	99.55
Less than -0.5%	2	0.45

	437	100.00

iShares MSCI EAFE Index Fund

Period Covered: January 1, 2003 through September 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	5	1.15
Greater than 1.0% and Less than 1.5%	44	10.07
Greater than 0.5% and Less than 1.0%	137	31.35
Between 0.5% and -0.5%	228	52.16
Less than -0.5% and Greater than -1.0%	21	4.81
Less than -1.0%	2	0.46

	437	100.00

iShares Supplemental Information

II.    Total Return Information

The tables below present information about the total return of each Fund’s Underlying Index and the total return of each Fund. The information presented for each Fund is for the applicable period ended July 31, 2004.

“Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated. Each Fund’s per share NAV is the value of one share of each Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the national securities exchange on which the shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund, the NAV of each Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Funds at Market Price and NAV, respectively. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

	Average Annual Total Returns						Cumulative Total Returns
	Year Ended 7/31/04			Inception to 7/31/04			Inception to 7/31/04
iShares Index Fund	NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
Goldman Sachs Technology*	8.52%	8.55%	9.15%	(8.62)%	(8.62)%	(8.17)%	(26.31)%	(26.31)%	(25.04)%
Goldman Sachs Networking**	29.98%	30.23%	30.89%	(9.27)%	(9.27)%	(8.69)%	(25.74)%	(25.74)%	(24.27)%
Goldman Sachs Semiconductor**	4.76%	4.77%	5.37%	(8.13)%	(8.17)%	(7.75)%	(22.86)%	(22.95)%	(21.88)%
Goldman Sachs Software**	7.26%	7.29%	7.80%	(11.46)%	(11.46)%	(11.01)%	(31.09)%	(31.09)%	(30.02)%
Goldman Sachs Natural Resources^#	36.34%	36.35%	36.88%	9.47%	9.45%	9.94%	28.55%	28.47%	30.01%
MSCI EAFE^^	24.81%	25.87%	25.05%	3.44%	3.49%	3.50%	10.53%	10.70%	10.72%

*	Total returns for the period since inception are calculated from the inception date of the Fund (3/13/01). The first day of secondary market trading in shares of the Fund was 3/19/01.

**	Total returns for the period since inception are calculated from the inception date of the Fund (7/10/01). The first day of secondary market trading in shares of the Fund was 7/13/01.

^	Total returns for the period since inception are calculated from the inception date of the Fund (10/22/01). The first day of secondary market trading in shares of the Fund was 10/26/01.

^^	Total returns for the period since inception are calculated from the inception date of the Fund (8/14/01). The first day of secondary market trading in shares of the Fund was 8/17/01.

#	Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Investors should not expect that such exceptional returns will be repeated.

i  Shares

Copies of the Prospectus, SAI and recent shareholder reports can be found on our website at www.iShares.com. For more detailed information about the Trust and shares of the Funds, you may request a copy of the SAI. The SAI provides detailed information about the Funds, and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

Additional information about a Fund’s investments is available in the Trust’s annual and semi-annual reports to shareholders. In the Trust’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund’s performance during its last fiscal year.

If you have questions about the Funds or shares of the Trust or you wish to obtain the SAI, semi-annual or annual report free of charge, please:

Call:	1-800-iShares

Monday through Friday

8:00 a.m. to 8:00 p.m. (Eastern time)

Write:	iShares Trust

c/o SEI Investments Distribution Co.

1 Freedom Valley Drive

Oaks, PA 19456

Information about the Fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

No person is authorized to give any information or to make any representations about any Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

Investment Company Act File No. 811-09729

iShares Supplemental Information

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a wholly owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Goldman, Sachs & Co., or Morgan Stanley Capital International Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds.

Investing involves risk, including possible loss of principal.

©2004 Barclays Global Investors. All rights reserved. iShares is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

This wrapper is not part of the prospectus.

BGI-F-021-11004

BARCLAYS GLOBAL INVESTORS

BARCLAYS